Salaries and Benefits Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Salaries and Benefits Payable [Abstract]
Salaries and benefits payable	$ 975,776	$ 1,181,491